As filed with the U.S. Securities and Exchange Commission on September 6, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23389

Ellington Income Opportunities Fund
(Exact name of registrant as specified in charter)

8000 Norman Center Drive, Ste 630
Minneapolis, MN 55437
(Address of principal executive offices) (Zip code)

John L. Sabre
8000 Norman Center Drive, Ste 630
Minneapolis, MN 55437
 (Name and address of agent for service)

855-819-5390
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

June 30, 2019

Beginning on January 1, 2021 as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Fund by calling 800-236-4424 or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, calling 800-236-4424 to let the Fund know of your request. Your election to receive in paper will apply to all funds held in your account.

Ellington Income Opportunities Fund
TABLE OF CONTENTS

Allocation of Portfolio Assets	1

Schedule of Investments	2

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Statement of Cash Flows	8

Financial Highlights	9

Notes to Financial Statements	10

Additional Information	18

Ellington Income Opportunities Fund
ALLOCATION OF PORTFOLIO ASSETS(1) (Unaudited)
June 30, 2019
(Expressed as a Percentage of Total Investments)

Short-Term Investments - Investment Companies, 7.51%
Collateral Loan Obligations, 25.87%
Preferred Stocks, 7.43%
Commercial Mortgage-Backed Securities, 5.98%
Residential Mortgage-Backed Securities, 53.21%

[(1)] *Fund holdings are subject to change and there is no assurance that the Fund will continue to hold any particular security.*

Please see the Schedule of Investments for a detailed listing of the Fund's holdings.
See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Current Principal Amount/ Shares	Description	Rate	Maturity	Percentage of Net Assets	Fair Value

Collateral Loan Obligations (28.46%)(1)
$430,000	Apidos CLO XVI (3 Month LIBOR USD + 4.50%, 0.00% Floor) (4)(5)	7.09%	01/19/2025	2.39%	$426,780
430,000	Crown Point CLO II (3 Month LIBOR USD + 4.60%, 0.00% Floor) (4)(5)	7.20%	12/31/2023	2.39%	426,184
670,000	Grayson CLO (3 Month LIBOR USD + 1.55%, 1.55% Floor) (4)	4.13%	11/01/2021	1.45%	257,901
500,000	Halcyon Loan Advisors Series 2013-2A (3 Month LIBOR + 3.80%, 0.00% Floor) (4)(5)	6.38%	08/01/2025	2.80%	498,721
480,000	OFSI Fund V (3 Month LIBOR USD + 5.25%, 0.00% Floor) (4)(5)	7.84%	04/17/2025	2.67%	476,405
480,000	Rockwall CDO II (3 Month LIBOR USD + 2.25%. 2.25% Floor) (4)	4.83%	08/01/2024	2.68%	478,418
400,000	TPG Real Estate Finance Series 2018-FL2 (1 Month + 2.70%, 0.00% Floor) (4)	5.09%	11/15/2037	2.26%	403,000
850,000	WhiteHorse VII (3 Month LIBOR USD + 4.80%, 0.00% Floor) (4)(5)	7.32%	11/24/2025	4.73%	842,998
500,000	Black Diamond CLO (3 Month LIBOR USD + 5.30%, 0.00% Floor) (4)(5)	7.89%	10/17/2026	2.73%	485,733
390,000	JFIN CLO (3 Month LIBOR USD + 5.00%, 0.00% Floor) (4)	7.59%	04/21/2025	2.10%	373,845
400,000	KREF 2018 FL1 (1 Month LIBOR + 2.55%, 2.55% Floor) (4)	4.94%	06/15/2036	2.26%	403,000
Total Collateralized Loan Obligation (Cost $5,106,065)					5,072,985

Commercial Mortgage-Backed Securities (6.58%)(1)
500,000	Areit Cre Trust (1 Month LIBOR USD + 3.10%, 3.10% Floor) (3)(4)	5.50%	02/14/2035	2.81%	501,815
300,000	Morgan Stanley Capital I Trust Series 2016-UBS9 (4)	3.00%	02/15/2026	1.52%	270,447
400,000	LoanCore 2018-CRE1 Issuer, Ltd.(1 Month LIBOR USD + 2.95%, 2.95% Floor) (4)	5.34%	05/15/2028	2.25%	400,500
Total Commercial Mortgage-Backed Securities (Cost $1,166,268)					1,172,762

Residential Mortgage-Backed Securities (58.52%)(1)
4,616,000	American Home Mortgage Series 2004-1 (6 Month LIBOR + 2.00%, 2.00% Floor, 11.00% Cap) (6)	4.54%	04/25/2044	1.40%	249,281
3,957,000	Banc of America Alternative Loan Mortgage	5.50%	10/25/2035	1.91%	341,406
1,750,000	Banc of America Funding Corporation Series 2008-R4 (1 Month LIBOR + 0.45%, 0.45% Floor, 7.00% Cap) (4)	2.88%	07/25/2037	2.14%	381,723
2,000,000	Bank of America Mortgage Securities Series 2007-1 (6)	6.00%	01/25/2037	2.09%	373,363
1,020,000	Chase Mortgage Finance Corporation Series 2006-A1 (6)	4.35%	09/25/2036	1.12%	200,151
1,032,000	Countrywide Alternative Loan Trust Series 2004-28CB (6)	5.75%	01/25/2035	1.77%	314,725
7,500,000	Countrywide Alternative Loan Trust Series 2005-49CB (6)	5.50%	11/25/2035	3.53%	629,809
3,489,000	Countrywide Alternative Loan Trust Series 2006-OA17 (Cost of Funds for the 11th District of San Francisco + 1.50%, 1.50% Floor) (6)	2.60%	12/20/2046	1.98%	353,165
4,017,000	Countrywide Home Loan Series 2006-HYB5	4.30%	09/20/2036	2.31%	411,423
3,800,000	Countrywide Home Loan Series 2006-J2 (6)	6.00%	04/25/2036	0.67%	119,530
1,315,000	Countrywide Home Loan Series 2003-49	4.40%	12/19/2033	1.47%	262,327
5,000,000	WAMU Morgate Pass-Through 2001-AR5 (6)	3.76%	12/19/2039	1.09%	194,239
2,204,000	Credit Suisse First Boston Mortgage 2005-12	6.50%	01/25/2036	1.65%	293,449
1,404,843	Credit Suisse Mortgage Trust Series 2006 1 (6)	5.50%	02/25/2036	1.63%	290,591
300,000	Deutsche Mortgage Securities, Inc. Series 2004-4 (1 Month LIBOR + 0.35%, 0.35% Floor) (6)	2.75%	06/25/2034	0.09%	16,214
795,000	First Horizon Alternative Mortgage Securites 2004 AA3 (6)	4.38%	09/25/2034	0.92%	164,441
10,492,000	GSR Mortgage Loan Trust Series 2006 7F (6)	6.25%	08/25/2036	1.75%	312,634
2,000,000	HarborView Mortgage Loan Trust Series 2003-2 (6)	4.43%	10/19/2033	0.58%	103,998
575,000	HarborView Mortgage Loan Trust Series 2004-2 (1 Month LIBOR + 0.52%, 0.52% Floor) (6)	2.91%	06/19/2034	0.09%	15,419
1,340,000	HarborView Mortgage Loan Trust Series 2004-9 (6)	4.15%	12/19/2034	0.19%	33,767
2,290,000	IndyMac INDX Mortgage Loan Trust 2004 AR12 (1 Month LIBOR + 0.78%, 0.78% Floor) (3)(6)	3.18%	12/25/2034	0.50%	89,339
4,100,000	IndyMac INDX Mortgage Loan Trust Series 2006-AR25	4.07%	09/25/2036	3.29%	586,491
385,000	IndyMac INDX Mortgage Loan Trust 2006-AR2 (1 Month LIBOR + 0.21%, 0.21% Floor) (3)(6)	2.61%	02/25/2046	0.34%	60,455
225,000	IndyMac INDX Mortgage Loan Trust Series 2006-AR25 (6)	3.52%	09/25/2036	0.07%	11,742

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Current Principal Amount/ Shares	Description	Rate	Maturity	Percentage of Net Assets		Fair Value

240,000	JP Morgan Mortgage Trust 2006 A1 (6)	4.69%	02/25/2036	0.27%		47,576
3,250,000	JP Morgan Mortgage Trust Series 2007-A4 (6)	3.97%	06/25/2037	1.63%		290,366
513,000	MASTR Assest Securitization Trust 2006-1 (6)	5.75%	05/25/2036	0.33%		58,477
3,750,000	MLCC Mortgage Investors Series 2004-B (1 Month LIBOR USD + 1.32%, 1.32% Floor, 11.75% Cap) (3)(6)	3.72%	05/25/2029	2.11%		375,905
1,000,000	Delta Funding Home Equity Loan Series 2000-2 M2 (3)	8.86%	08/15/2030	1.79%		318,707
1,481,000	Terwin Mortgage Trust (1 Month LIBOR USD +1.05%, 1.05% Floor) (6)	3.45%	11/25/2033	0.91%		162,040
30,000,000	Nomura Asset Acceptance Corporation (6)	5.89%	05/25/2036	1.19%		212,196
741,000	Nomura Asset Acceptance Corporation (6)	5.52%	01/25/2036	0.90%		160,045
185,000	Nomura Asset Acceptance Corporation (6)	6.00%	07/25/2034	0.79%		141,555
965,250	Prime Mortgage Trust Series 2003-3 (4)(6)	6.10%	01/25/2034	0.35%		62,898
2,280,000	Residential Accredit Loans, Inc. Series 2005-QS13 (6)	5.50%	09/25/2035	0.63%		111,708
1,498,000	Residential Asset Securitization Trust (6)	5.60%	02/25/2034	2.47%		441,080
350,000	Residential Funding Mortgage Securities I Series 2005-SA1 (6)	4.99%	03/25/2035	0.09%		15,643
469,000	Structured Adjustable Rate Mortgage Loan Trust 2004-12 (6)	4.43%	09/25/2034	0.05%		9,427
5,000,000	Structured Adjustable Rate Mortgage Loan Trust 2005-22 (6)	4.53%	12/25/2035	1.68%		300,066
1,859,000	Structured Asset Securities Corporation 2003-9A (6)	4.53%	03/25/2033	0.54%		95,580
9,900,000	Wachovia Mortgage Loan Trust Series 2005-A (6)	4.63%	08/20/2035	2.86%		510,175
1,552,000	WaMu Mortgage Pass Through Certificates Series 2006-AR12 Trust (6)	3.34%	10/25/2036	1.00%		177,795
1,810,000	WaMu Mortgage Pass Through Certificates Series 2006-AR14 Trust (6)	3.61%	11/25/2036	1.38%		245,776
8,496,395	Washington Mutual Mortgage Payment 2005-5A5 (6)	3.00%	06/25/2036	3.56%		634,791
1,795,000	Wells Fargo Alternative Loan 2007-PA3	6.00%	07/25/2037	1.41%		251,677
Total Residential Mortgage-Backed Securities (Cost $10,227,342)						10,433,165

Preferred Stocks (8.18%)(1)
4,000	Two Harbors Investment Corporation	7.63%		0.58%		102,640
4,000	Pennymac Mtge Investment	8.00%		0.58%		103,240
14,000	Annaly Capital Management	6.50%		1.90%		338,800
10,000	Agnc Investment Corporation	6.88%		1.41%		251,500
14,177	Two Harbors Investment Corporation	7.25%		1.98%		353,716
4,000	Agnc Investment Corporation	7.00%		0.58%		104,000
8,190	Annaly Capital Management	6.75%		1.15%		204,013
Total Preferred Stocks (Cost $1,448,776)						1,457,909

Short-Term Investments - Investment Companies (8.26%)(1)
1,471,898	First American Government Obligation - Class X	2.36%(2)		8.26%		1,471,898
Total Short-Term Investments - Investment Companies (Cost $1,471,898)						1,471,898

Total Investments (110.00%)(1) (Cost $19,420,349)						19,608,719
Other Liabilities in Excess of Assets (-10.00%)(1)						(1,782,208)
Total Net Assets Applicable to Unitholders - (100.00%)(1)					$	$ 17,826,511

(1) Percentages are stated as a percent of net assets.
(2) Rate reported is the current yield as of June 30, 2019.
(3) Step-up bond that pays an initial spread for the first period and then a higher spread for the following periods. Spread shown is as of period end.
(4) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2019, these securities amounted to $6,690,368 or 37.53% of net assets.

(5) Collateral or partial colleteral for securities sold subject to repurchase.
(6) Security is categorized as Level 3 per the Fund's fair value hierarchy. As of June 30, 2019, these securities amounted to $7,585,962 or 42.55% of net assets.

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Centrally Cleared Credit Default Swaps - Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at June 30, 2019	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
Morgan Stanley	CDX.IG.31	1.00%	12/20/2023	0.51%	$500,000	$(10,766)	$(436)	$(11,202)
						$(10,766)	$(436)	$(11,202)

Over-the-Counter Credit Default Swaps - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2019	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
Morgan Stanley	CDX.IG.31	1.00%	12/20/2023	0.51%	$8,000,000	$107,000	$56,571	$163,571
						$107,000	$56,571	$163,571

Schedule of Reverse Repurchase Agreements

Counterparty	Face Value	Rate	Principal Trade Date	Maturity Date	Maturity Amount
RBC Capital Markets	$368,000	3.87%	05/29/2019	07/29/2019	$370,416
RBC Capital Markets	618,000	3.82%	05/29/2019	07/29/2019	622,006
RBC Capital Markets	374,000	3.77%	05/29/2019	07/29/2019	376,392
RBC Capital Markets	321,000	3.87%	05/29/2019	07/12/2019	322,520
RBC Capital Markets	359,000	3.87%	05/29/2019	07/29/2019	361,357
RBC Capital Markets	320,000	3.82%	05/29/2019	07/29/2019	322,074
	$2,360,000				$2,374,765

As of June 30, 2019, the fair value of securities held as collateral for reverse repurchase agreements was $3,156,821, as noted on the Schedule of Investments.

Reverse repurchase agreements are carried at face value; hence they are not included in the fair valuation hierarchy. The face value of the reverse repurchase agreements at June 30, 2019 was $2,360,000. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. The face value plus interest due at maturity is equal to $2,374,765.

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund
STATEMENT OF ASSETS & LIABILITIES (Unaudited)
June 30, 2019

Assets
Long-term investments at fair value ($17,948,451 cost)	$18,136,821
Short-term investments ($1,471,898 cost)	1,471,898
Cash	4,113
Deposits at Broker	88,499
Due from Broker	184,970
Receivable from Adviser, net of waiver	40,060
Receivable for investments sold	508,809
Interest receivable	107,095
Deferred offering costs	70,313
Over-the-counter credit default swap contracts, at value	163,571
Total assets	20,776,149

Liabilities
Payable for investments purchased	529,899
Reverse repurchase agreements	2,360,000
Variation margin on centrally cleared swap contracts	305
Due to broker for swap contracts	10,897
Accrued expenses	48,537
Total liabilities	2,949,638
Net assets	$17,826,511

Net Assets Consisting of
Paid-in capital	$17,418,017
Total distributable earnings	408,494
Net assets	$17,826,511

Net Asset Value per Share, 1,732,904 Class M shares outstanding, unlimited shares authorized	$10.29

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2019

Investment Income
Interest income	$818,531
Dividend income	15,652
Total Investment Income	834,183

Expenses
Management fees	139,017
Administrator fees	90,995
Professional fees	59,560
Amortization of deferred offering costs	48,513
Trustees' fees	34,712
Transfer agent fees	29,505
Compliance fees	23,680
Research and trade expenses	22,300
Interest expense	13,982
Insurance expense	12,397
Registration fees	4,959
Custodian fees and expenses	2,480
Other expenses	937
Total Expenses	483,037
Less: fees waived/expenses reimbursed by Adviser	(281,438)
Net Expenses	201,599
Net Investment Income	632,584

Realized and Change in Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) on:
Investments	(22,792)
Swap contracts	73,483
Net realized gain/(loss)	50,691
Net change in unrealized appreciation/(depreciation) of:
Investments	255,503
Swap contracts	56,135
Net unrealized appreciation/(depreciation)	311,638
Net Realized and Change in Unrealized Gain/(Loss) on Investments	362,329

Increase/(Decrease) in Net Assets Resulting from Operations	$994,913

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018 (1)

From Operations
Net investment income	$632,584	$51,856
Net realized gain	50,691	17,937
Change in unrealized depreciation on investments	311,638	(67,133)
Net increase in net assets resulting from operations	994,913	2,660
Distributions and Dividends to Common Shareholders
From net investment income	(548,175)	(40,904)
Total distributions and dividends to common shareholders	(548,175)	(40,904)
Capital Share Transactions(2)
Proceeds from shareholder subscriptions	5,997,927	11,200,000
Distribution reinvestments	179,186	40,904
Net increase in net assets from capital share transactions	6,177,113	11,240,904
Total increase in net assets	6,623,851	11,202,660
Net Assets
Beginning of fiscal period(1)	11,202,660	-
End of fiscal period	$17,826,511	$11,202,660

(1) The Fund commenced operations on November 13, 2018.
(2) For shareholder transaction activity, please see Note 8.

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended Ended June 30, 2019

Cash Flows From Operating Activities
Increase in Net Assets Resulting from Operations	$994,913
Adjustments to reconcile increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain on investments	(50,691)
Net change in unrealized depreciation of investments	(311,638)
Purchases of investments in securities	(11,834,928)
Proceeds from sales of investments in securities	3,897,026
Net purchases of short-term investments	(189,245)
Net payments related to swap contracts	(22,751)
Amortization and accretion on investments	7,851
Changes in operating assets and liabilities:
Deposits at broker	(88,499)
Due from broker	(184,970)
Receivable for investments sold	(508,809)
Due from custodian	13,467
Interest receivable	(46,663)
Deferred offering costs	14,919
Receivable from Adviser, net of waiver	(40,060)
Payable to Adviser, net of waiver	(19,429)
Payable for investments purchased	529,899
Accrued expenses	(45,572)
Net cash used in operating activities	(7,885,180)
Cash Flows From Financing Activities
Increase/(decrease) in reverse repurchase agreements	2,360,000
Proceeds from issuance of shares	5,997,927
Payments for redemptions of shares	-
Distributions paid	(368,989)
Net cash provided by financing activities	7,988,938
Net Increase in Cash	103,758

Cash:
Beginning of fiscal period	-
End of fiscal period	$103,758

Supplemental Disclosure of Cash Flow and Non-Cash Information
Non-cash financing activities not included herein consist of distribution reinvestments	$179,186

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund
FINANCIAL HIGHLIGHTS - Class M

	For the Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018 (1)
Per Unit Data (2)
Net Asset Value, beginning of fiscal period	$9.97		$10.00
Activity from Investment Operations:
Net investment income	0.38		0.05
Net realized and unrealized loss on investments	0.27		(0.04)
Total increase from investment operations	0.65		0.01
Less Distributions and Dividends to Unitholders:
Net investment income	(0.33)		(0.04)
Total distributions and dividends to unitholders	(0.33)		(0.04)
Net Asset Value, end of fiscal period	$10.29		$9.97
Total Investment Return (2)	6.52%	(3)	0.06%	(3)
Supplemental Data and Ratios
Net assets, end of fiscal period (000)	$17,827		$11,203

Ratio of expenses to average net assets before waiver	6.43%	(4)	10.07%	(4)

Ratio of expenses to average net assets after waiver	2.68%	(4)	2.20%	(4)

Ratio of net investment income (loss) to average net assets before waiver	4.67%	(4)	(4.32)%	(4)

Ratio of net investment income (loss) to average net assets after waiver	8.42%	(4)	3.55%	(4)

Portfolio turnover rate	27.92%	(3)	5.18%	(3)

(1) The Fund commenced operations on November 13, 2018.
(2) Information presented relates to a unit outstanding for the period presented.
(3) Not annualized.
(4) All income and expenses are annualized for periods less than one full year with the exception of organizational costs.

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1. ORGANIZATION

Ellington Income Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management company. The Fund is an interval fund that will offer to make quarterly repurchases of shares at the net asset value (“NAV”) of Class A shares, Class C shares, Class I shares, and Class M shares. The Fund offers four classes of shares: Class A, Class C, Class I, and Class M. Class A shares are offered at NAV plus a maximum sales charge of 5.75%. Class C, I, and M are offered at NAV.

Princeton Fund Advisors, LLC (the “Adviser”) serves as the Fund’s investment adviser.  Ellington Global Asset Management, LLC (the “Sub-Adviser” or “Ellington”) serves as the Fund’s investment sub-adviser. The Fund’s investment objective is to seek total return, including capital gains and current income.

The Fund is organized as a statutory trust under the laws of the State of Delaware.  The Fund commenced operations on November 13, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies including FASB Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material to the financial statements.

The following is a summary of the significant accounting policies followed by the Fund:

(A) Investments: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).

(B) Investment Transactions, Investment Income and Expense Recognition: Investment transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated based on identified cost. Principal write-offs are treated as realized losses. Interest income is recorded as earned unless ultimate collection is in doubt. Generally, the Fund accretes market discounts and amortizes market premiums on debt securities using the effective yield method. Accretion of market discount and amortization of market premiums requires the use of a significant amount of judgment and the application of several assumptions including, but not limited to, prepayment assumptions and default rate assumptions. Expenses that are directly attributable to the Fund (the “Fund Expenses”) consist of permitted expenses determined in accordance with the terms of the governing documents. Fund Expenses are charged when incurred. Fund Expenses include, but are not limited to, operational expenses and other expenses associated with the operation of the Fund. The Fund’s expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(C) Cash: Cash and cash equivalents include cash. Cash is maintained at U.S. Bank National Association, member of FDIC.  Balances might exceed federally insured limits.

Ellington Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

(D) Income Taxes: The Fund has elected to be treated as, and to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its net capital gain. The Fund intends to distribute at least annually all or substantially all of such income and gain. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

(E) Distributions to Shareholders:  Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex‐dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

(F) Indemnifications:  In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

(G) Recent Accounting Pronouncements:  In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements, specifically, removing the requirement to disclose the amount and reasons for transfers between level 1 and level 2 securities of the fair value hierarchy and the policy for timing of transfers. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date.

3. VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

The Adviser seeks to obtain at least one third-party indicative valuation for each instrument, and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Adviser has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Adviser generally values each financial instrument at the average of all third-party valuations received. However, such third-party valuations are not binding, and while the Adviser generally does not adjust such valuations, the Adviser may challenge or reject a valuation when, based on validation criteria, the Adviser determines that such valuation is unreasonable or erroneous. Furthermore, the Adviser may determine, based on validation criteria, that for a given instrument the average of the third-party valuations received does not result in what the Adviser believes to be fair value, and in such circumstances the Adviser may override this average with their own good faith valuation. The validation criteria include the use of the Adviser’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

Ellington Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

The Adviser’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s valuation committee. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.

The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Investments
Collateralized Loan Obligations	$-	$5,072,985	$-	$5,072,985
Commercial Mortgage-Backed Securities	-	1,172,762	-	1,172,762
Residential Mortgage-Backed Securities	-	2,847,203	7,585,962	10,433,165
Preferred Stocks	1,457,909	-	-	1,472,909
Short-Term Investments	1,471,898	-	-	1,471,898
Total Investments	$2,929,807	$9,092,950	$7,585,962	$19,608,719

Other Financial Instruments*
Swap Contracts	$-	$152,369	$-	$152,369
*Other financial instruments are derivative instruments, such as swap contacts, which are reported at market value.

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information.  These values are non-binding, and may not be determinative of fair value. Values are evaluated during the Fund's valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

4. RELATED PARTY AGREEMENTS AND FEES

The Adviser serves as the investment adviser to the Fund.  Under the terms of the management agreement between the Fund and the Adviser dated October 17, 2018 (the “Agreement”), the Adviser, subject to the oversight of the Board of Trustees (the “Board”), provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies.  As compensation for its management services, the Fund agrees to pay to the Adviser a monthly fee in dollars at the annual rate of 1.85% of the Fund’s average daily net assets.

Ellington Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Adviser has agreed, until at least October 31, 2020, to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (excluding (i) interest expense, and any fees and expenses incurred in connection with credit facilities, if any, obtained by the Fund; (ii) transaction costs and other expenses incurred in connection with the acquisition, financing, maintenance, and disposition of the Fund’s investments and prospective investments, including without limitation bank and custody fees, brokerage commissions, legal, data, consulting and due diligence costs, servicing and property management costs; (iii) acquired fund fees and expenses; (iv) taxes; and (v) extraordinary expenses), to the extent that its management fees plus applicable distribution and shareholder servicing fees and the Fund’s ordinary operating expenses would otherwise exceed, on a year-to-date basis, 2.85%, 3.60%, 2.60%, and 2.20% per annum of the Fund’s average daily net assets attributable to Class A, Class C, Class I, and Class M shares, respectively. The Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board, on 60 days written notice to the Adviser. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived any payment or reimbursed any expense, if (after taking the repayment into account) the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or at the time of the reimbursement payment. The Adviser’s waived fees and reimbursed expenses that are subject to potential recoupment are as follows:

Fiscal Year Incurred	Amount Waived	Amount Recouped	Amount Subject to Potential Reimbursement	Expiration Date
December 31, 2018	$185,928	$ -	$185,928	December 31, 2021
December 31, 2019	$281,438	$ -	$281,438	December 31, 2022

The Adviser engaged Ellington, an investment adviser registered with the U.S. Securities & Exchange Commission, to act as the Fund’s sub-adviser pursuant to a Subadvisory Agreement dated October 17, 2018 between Ellington and the Adviser (the “Subadvisory Agreement”). Under the terms of the Subadvisory Agreement, the Sub-Advisor is paid directly by the Adviser.

Under Administration, Fund Accounting and Transfer Agent Servicing Agreements between the Fund and U.S. Bancorp Fund Services, LLC doing business as U.S. Bancorp Global Fund Services, LLC (“Global Fund Services”), Global Fund Services is paid a monthly fee based on the net asset value of the Fund. Global Fund Services acts as fund administrator, fund accountant, registrar and transfer agent to the Fund.

For the period ended June 30, 2019, the Fund used U.S. Bank National Association (“U.S. Bank”) as its custodian pursuant to a Custody Agreement between U.S. Bank and the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer to the Fund as well as related compliance services pursuant to a consulting agreement between NLCS and the Fund.

Two Trustees and certain Officers of the Fund are also Officers of the Adviser or Sub-Adviser. Trustees and Officers, other than the Chief Compliance Officer, affiliated with the Adviser are not compensated by the Fund for their services.

5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended      June 30, 2019 amounted to $11,834,928 and $3,897,026, respectively.

Ellington Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

6. DERIVATIVE INSTRUMENTS

The Fund uses derivative instruments as part of its investment strategy to achieve its stated investment objective. The Fund’s derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Fund does not offset derivative assets and liabilities across derivative types that are subject to a master netting arrangement in the Statement of Assets and Liabilities.

The following table lists the fair value of derivative instruments held by the Fund by primary underlying risk and contracted type:

	Assets	Liabilities
Primary Underlying Risk:	Swaps at Value	Swaps at Value
Credit Risk	$163,571	$(11,202)

The following table lists the effect of derivative instruments held by the Fund by primary underlying risk and contract type on the Statement of Operations for the period ended June 30, 2019:

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations	Net Change in Unrealized Appreciation / (Depreciation) on Derivatives recognized as a result of Operations
Primary Underlying Risk:	Swaps	Swaps
Credit Risk	$73,483	$56,135

The following table, as of June 30, 2019, discloses the Fund’s over-the-counter (“OTC”) derivative assets by counterparty and contract type, showing gross and net information about instruments and transactions available for a master netting agreement and the related collateral received or pledge by the Fund:

		Gross Amounts of Assets Presented in the Statements of Assets & Liabilities			Gross Amounts not offset in the Statement of Assets & Liabilities
Counterparty	Investment Type		Gross Amounts Available for Offset	Net Amounts	Financial Instruments	Collateral Received	Net Amount
Morgan Stanley	Credit Default Swap Contracts	$163,571	$-	$163,571	$-	$-	$163,571

As of June 30, 2019, the Fund did not have any OTC derivative liabilities to offset derivative assets or to disclose any gross and net information about.

Ellington Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

The Fund’s average monthly notional amount of derivatives during the period ended June 30, 2019 were:

Derivative Type	Average Monthly Notional Amount
Credit Default Swaps
Average Amounts – Buy Protection	$83,333
Average Amounts – Sell Protection	8,666,667

7. TAX BASIS INFORMATION

It is the Fund’s intention to continue to qualify as a RIC under Subchapter M of the IRC and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in its financial statements.

The tax character of dividends paid to shareholders during the period ended December 31, 2018, was as follows:

Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
$ 40,904	$ -	$ -	$ 40,904

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differences in the timing of recognition of gains or losses on investments.

The following information is provided on a tax basis as of December 31, 2018:

Tax cost of investments	$11,224,200
Gross unrealized appreciation	76,948
Gross unrealized depreciation	(144,081)
Net unrealized depreciation	(67,133)
Undistributed ordinary income	28,889
Undistributed long-term gains	-
Other temporary differences	-
Total accumulated losses	$(38,244)

As of December 31, 2018, for federal income tax purposes, there were no capital loss carryforwards.

There was no difference between book and tax basis net unrealized appreciation.

The Fund follows the authoritative guidance on accounting for and disclosure of uncertainty on tax positions, which requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals of litigation process, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Fund did not have any unrecognized tax benefits or unrecognized tax liabilities as of December 31, 2018. The Fund does not expect any change in unrecognized tax benefits or unrecognized tax liabilities within the next year. In the normal course of business, the Fund may be subject to examination by federal, state, local and foreign jurisdictions, where applicable, for all open tax years.

Ellington Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

8. SHAREHOLDER TRANSACTIONS

The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 5% and no more than 25% of the Fund’s shares outstanding on the Repurchase Request Deadline (as defined below). There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day.

The Fund had 1,732,904 shares outstanding as of June 30, 2019. The Fund issued 591,471 shares through shareholder subscriptions, 17,463 shares through dividend reinvestments and did not repurchase any shares through shareholder redemptions during the period ended June 30, 2019.

9. BORROWING

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive the principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

For the six months ended June 30, 2019, the average daily balance and average interest rate in effect for reverse repurchase agreements were $732,348 and 3.88%, respectively. Outstanding reverse repurchase agreements as of June 30, 2019, were equal to 13.24% of the Fund’s net assets. The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater than 90 Days	Total
Collateral Loan Obligation	$-	$2,360,000	$-	$-	$2,360,000

Ellington Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

Below is the gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement:

				Collateral
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Non-Cash Collateral (Pledged) Received	Cash Collateral (Pledged) Received	Net Amount
Reverse Repurchase Agreements	$2,360,000	$-	$2,360,000	$(2,360,000)	$-	$-

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

10. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2019, National Financial Services held approximately 96% of the voting securities of the Fund.

11. SUBSEQUENT EVENTS

Subsequent events after the date of these financial statements have been evaluated through the date the financial statements were issued.

Management has determined that there were no subsequent events to disclose in the financial statements.

Ellington Income Opportunities Fund
ADDITIONAL INFORMATION
June 30, 2019 (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund for the most recent 12-month period ended June 30 and information regarding how the Fund voted proxies relating to the portfolio of securities are available to stockholders without charge, upon request by calling the Adviser at (888) 862-3690.

Board of Trustees
The Fund’s prospectus and statement of additional information includes additional information about the Fund’s Trustees and is available upon request without charge by calling the Adviser at (888) 862-3690 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
1/1/2019 – 1/31/2019	0	0	0	0
2/1/2019 – 2/28/2019	0	0	0	0
3/1/2019 – 3/31/2019 (1)	0	0	0	0
4/1/2019 – 4/30/2019	0	0	0	0
5/1/2019 – 5/31/2019	0	0	0	0
6/1/2019 – 6/30/2019 (2)	0	0	0	0
Total	0	0	0	0
(1)
On March 4, 2019 the Registrant offered to repurchase up to 5% of the Registrant’s total outstanding shares as of March 27, 2019 (the “Repurchase Request Deadline”). On the Repurchase Request Deadline, 78,013 shares represented 5% of the Registrant’s total outstanding shares.

(2)
On June 3, 2019 the Registrant offered to repurchase up to 5% of the Registrant’s total outstanding shares as of June 26, 2019 (the “Repurchase Request Deadline”). On the Repurchase Request Deadline, 85,954 shares represented 5% of the Registrant’s total outstanding shares.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period ended on June 30, 2019 reported on this Form N-CSR.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ellington Income Opportunities Fund

By (Signature and Title)   /s/ John L. Sabre
                                          John L. Sabre, President

Date   September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ John L. Sabre
                                          John L. Sabre, President

Date    September 6, 2019

By (Signature and Title)  /s/ Christopher E. Moran
                                         Christopher E. Moran, Treasurer

Date    September 6, 2019